Plan Transfers	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Plan Transfers
7. Plan Transfers

On March 3, 2025, assets amounting to $6,507 were transferred into the Plan from the legal plan merger of the Marshall Excelsior Company Retirement Plan. Employees of this plan began participating in the Plan effective January 1, 2025.